Dreyfus Smallcap Stock Index Fund
Fund Summary - Dreyfus Smallcap Stock Index Fund
Investment Objective
The fund seeks to match the performance of the S&P SmallCap 600® Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dreyfus Smallcap Stock Index Fund		Investor Shares	Class I
Management fees		0.25%	0.25%
Other expenses (including shareholder services fees)		0.26%	0.02%
Total annual fund operating expenses		0.51%	0.27%
Fee waiver and/or expense reimbursement	[1]	(0.01%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.50%	0.26%
[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, shareholder services plan fees and certain other expenses, including the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members, and (2) reduce its fee pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and the fees and expenses of counsel to the fund and to the non-interested board members (in the amount of .01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dreyfus Smallcap Stock Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	51	160	280	628
Class I	27	84	146	331

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23.86% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund generally is fully invested in a representative sample of stocks included in the S&P SmallCap 600® Index and in futures whose performance is tied to the index. The fund expects to invest in approximately 500 or more of the stocks in the index. However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600® Index is an unmanaged index composed of 600 domestic stocks. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). Companies included in the S&P SmallCap 600® Index generally have market capitalizations ranging between approximately $400 million and $1.8 billion, to the extent consistent with market conditions.

"Standard & Poor's®," "S&P®" and "S&P SmallCap 600® Index" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

• Indexing strategy risk. The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund's expenses and use of sampling techniques, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.

• Index sampling risk.  The fund's use of sampling techniques will result in it holding a smaller number of securities than are in the index, and the fund may not track the index as closely as it would if it were fully replicating the index.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com. Prior to August 31, 2016, the fund's Investor shares were undesignated.

Year-by-Year Total Returns as of 12/31 each year (%) Investor Shares

Best Quarter Q2, 2009: 20.83% Worst Quarter Q4, 2008: -24.81%
Average Annual Total Returns (as of 12/31/16)

After-tax performance is shown only for Investor shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class I shares, periods prior to the inception date reflect the performance of the fund's Investor shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Returns - Dreyfus Smallcap Stock Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Investor Shares	25.84%	16.19%	8.77%
Class I	25.95%	16.21%	8.78%	Aug. 31, 2016
After Taxes on Distributions | Investor Shares	24.01%	14.50%	7.51%
After Taxes on Distributions and Sale of Fund Shares | Investor Shares	16.13%	12.90%	6.94%
S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes	26.56%	16.62%	9.03%